NYSE

17010582

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC

NOV 15 2017

Washington, DC 20549

CERT NYS
File No. 001-38296

November 15, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of LEGACY ACQUISITION CORP., under the Exchange Act of 1934.

- Units, each consisting of one share of Class A Common Stock and one Warrant to purchase one-half of one share of Class A Common Stock
- Class A Common Stock, par value $0.0001 per share
- Warrants, exercisable for one-half of one share of Class A Common Stock for $5.75 per half share, or $11.50 per whole share

Sincerely,